Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000231837 [Member] | Bridge Street Re Ltd 1 7 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231837 [Member] | Cape Lookout Re Ltd 4 28 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231837 [Member] | Consulate Re 2025 10 4 044 12 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231837 [Member] | Consulate Re 2025 11 4 044 12 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231837 [Member] | Recoletos Re DAC 1 7 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231837 [Member] | Tomoni Re Pte Ltd 4 7 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231837 [Member] | Consulate Re 2025 9A 4 044 12 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231837 [Member] | Sanders RE II Ltd 4 8 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231837 [Member] | Mona Lisa Re Ltd 6 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231837 [Member] | Lightning Re Series 2023 1 3 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231837 [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000231837 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231837 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000231837 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231837 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231837 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231837 [Member] | Preferred Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000231837 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000237757 [Member] | United States Treasury Note 3 875 8 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000237757 [Member] | United States Treasury Note 4 000 2 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000237757 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237757 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237757 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%